SUPPLEMENTAL CASH FLOW INFORMATION SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Statement [Abstract]
Interest paid	$ 76	$ 84	$ 127	$ 95
Income taxes paid	34	100	145	100
Changes In Non-cash Working Capital [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(16)	(11)	(56)	(42)
Adjustments for increase (decrease) in trade and other payables	32	16	(5)	(14)
Increase (decrease) in working capital	$ 16	$ 5	$ (61)	$ (56)